UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interactive Financial Advisors
Address:  2215 York Road, Suite 306
          Oak Brook, IL  60523


Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joanne M. Woiteshek
Title:    Chief Compliance Officer
Phone:    630-472-1300

Signature, Place, and Date of Signing:

   /s/ Joanne M. Woiteshek            Oak Brook, IL            January 10, 2012
   -----------------------            -------------            ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           61
                                         -----------

Form 13F Information Table Value Total:  $   134,791
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ---------
FEDERATED PRIME CASH SERIES FUND Total MM       147551105       1,372   1,371,613 SH       Sole                            1,371,613
DOW CHEMICAL Total                     C        260543103           1          28 SH       Sole                                   28
EGA EMERGING GLOBAL SHS TR EMERGING
  GLOBAL SHS INDXX CHINA
  INFRASTRUCTURE Total                 ETF      268461837          12         769 SH       Sole                                  769
FIDELITY CASH RESERVE FUND RETAIL
  CLASS Total                          MM       316067107         163     162,751 SH       Sole                              162,751
ISHARES COMEX GOLD TR ISHARES Total    WF       464285105         871      57,182 SH       Sole                               57,182
ISHARES MSCI PACIFIC EX-JAPAN INDEX
  FUND Total                           ETF      464286665          59       1,506 SH       Sole                                1,506
ISHARES TR DOW JONES SELECT DIV INDEX
  FD Total                             ETF      464287168         116       2,160 SH       Sole                                2,160
ISHARES TR BARCLAYS TIPS BD FD
  PROTECTED SECS FD Total              ETF      464287176       8,546      73,240 SH       Sole                               73,240
ISHARES TR FTSE CHINA 25 INDEX FD
  Total                                ETF      464287184          31         876 SH       Sole                                  876
ISHARES S&P 500 INDEX FD Total         ETF      464287200      25,773     204,611 SH       Sole                              204,611
ISHARES TR BARCLAYS US AGGREGATE BD
  FD Total                             ETF      464287226      27,675     251,024 SH       Sole                              251,024
ISHARES IBOXX INVESTOP INVESTMENT
  GRADE CORP BD FD Total               ETF      464287242       6,256      54,991 SH       Sole                               54,991
ISHARES S&P GROWTH INDEX FD Total      ETF      464287309         263       3,899 SH       Sole                                3,899
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND Total                     ETF      464287341         125       3,263 SH       Sole                                3,263
ISHARES TR S&P LATIN AMER 40 INDEX
  FUND Total                           ETF      464287390          41         952 SH       Sole                                  952
ISHARES S&P VALUE INDEX FD Total       ETF      464287408       1,966      33,989 SH       Sole                               33,989
ISHARES TR BARCLAYS 20+ TREAS BD FD
  Total                                ETF      464287432       1,320      10,884 SH       Sole                               10,884
ISHARES TR BARCLAYS 7-10 YR TRES
  INDEX FD Total                       ETF      464287440       1,325      12,547 SH       Sole                               12,547
ISHARES TR BARCLAYS 1-3 YR TREAS
  INDEX FD Total                       ETF      464287457       2,814      33,296 SH       Sole                               33,296
ISHARES MSCI EAFE INDEX FUND EFA Total ETF      464287465       1,833      37,001 SH       Sole                               37,001
ISHARES RUSSELL MIDCAP INDEX FUND
  Total                                ETF      464287499           3          27 SH       Sole                                   27
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD Total                ETF      464287564         730      10,398 SH       Sole                               10,398
ISHARES S&P MIDCAP 400 GROWTH INDEX
  FD Total                             ETF      464287606           4          36 SH       Sole                                   36
ISHARES RUSSELL 1000 INDEX FUND Total  ETF      464287622          30         427 SH       Sole                                  427
ISHARES RUSSELL 2000 VALUE INDEX FUND
  Total                                ETF      464287630      11,133     169,602 SH       Sole                              169,602
ISHARES RUSSELL 2000 INDEX FUND Total  ETF      464287655       1,999      27,100 SH       Sole                               27,100
ISHARES S&P SMALLCAP 600 GROWTH INDEX
  FD Total                             ETF      464287887           4          48 SH       Sole                                   48
ISHARES MSCI ACWI EX US INDEX FD ETF
  Total                                ETF      464288240          92       2,491 SH       Sole                                2,491
ISHARES TR JPMORGAN USD EMERGING MKTS
  BD FD Total                          ETF      464288281           5          49 SH       Sole                                   49
ISHARES S&P NATIONAL Total             ETF      464288414           7          66 SH       Sole                                   66
ISHARES TRUST - ISHARES FTSE
  EPRA/NAREIT GLOBAL REAL ESTATE
  EX-U.S. INDEX FUND Total             ETF      464288489          75       2,961 SH       Sole                                2,961
ISHARES TR BARCLAYS INTERMED CR BD FD
  Total                                ETF      464288638       8,722      81,381 SH       Sole                               81,381
ISHARES TR BARCLAYS 1-3 YR CR BD FD
  Total                                ETF      464288646         132       1,264 SH       Sole                                1,264
ISHARES TR SP US PFD Total             ETF      464288687       1,861      52,252 SH       Sole                               52,252
ISHARES TRUST ISHARES S&P GLOBAL
  MATERIALS SECTOR INDEX FUND Total    ETF      464288695          38         669 SH       Sole                                  669
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND Total                     ETF      464288877       9,721     227,648 SH       Sole                              227,648
J & J SNACK FOODS CORP Total           C        466032109           1          19 SH       Sole                                   19
KNIGHT CAP GROUP INC COM Total         C        499005106           1          78 SH       Sole                                   78
MATTHEWS INTERNATIONAL CORPORATION -
  CLASS A COMMON STOCK Total           C        577128101           2          53 SH       Sole                                   53
MOTOROLA INC COM NEW Total             C        620076307           1          20 SH       Sole                                   20
MOTOROLA MOBILITY HLDGS INC Total      C        620097105           1          18 SH       Sole                                   18
NIKE INC CLASS B Total                 C        654106103           1          15 SH       Sole                                   15
PLANTRONICS INC Total                  C        727493108           2          63 SH       Sole                                   63
VANGUARD DIVIDEND APPRECIATION VIPERS
  Total                                ETF      921908844      14,194     259,730 SH       Sole                              259,730
VANGUARD INTL EQUITY FDS FTSE ALL
  WORLD EX USA SMALL CAP INDEX FD ETF
  SHS Total                            ETF      922042718           3          37 SH       Sole                                   37
VANGUARD INTL EQUITY INDEX FDS MSCI
  EMERGING MKTS ETF Total              ETF      922042858         159       4,153 SH       Sole                                4,153
VANGUARD LARGE-CAP VIPERS Total        ETF      922908637       1,098      19,159 SH       Sole                               19,159
WELLS FARGO & CO NEW COM Total         C        949746101          94       3,404 SH       Sole                                3,404
CLAYMORE EXCHANGE TRADED FD TR 2
  CLAYMORE S&P GLOBAL WATER Total      ETF      18383Q507         218      11,619 SH       Sole                               11,619
DWS MON MKT PRIME SERIES- DWS MON MKT
  FUND Total                           MM       23339A101         163     162,748 SH       Sole                              162,748
ISHARES SILVER TRUST Total             WF       46428Q109         125       4,647 SH       Sole                                4,647
FEDERATED US TREASURY CASH RESERVES
  FUND INSTITUTIONAL CLASS Total       MM       60934N682         163     162,748 SH       Sole                              162,748
SPDR INDEX SHS FDS S&P EMERGING ASIA
  PAC ETF Total                        ETF      78463X301          36         551 SH       Sole                                  551
ST SPDR SP BRIC 40 Total               ETF      78463X798         141       6,418 SH       Sole                                6,418
SPDR SERIES TRUST DB INT'L GOV'T
  INFLATION-PROTECTED BOND ETF Total   ETF      78464A490         105       1,855 SH       Sole                                1,855
SELECT SECTOR SPDR FD HEALTH CARE
  Total                                ETF      81369Y209         382      11,026 SH       Sole                               11,026
ENERGY SELECT SECTOR SPDR FUND Total   ETF      81369Y506       1,019      14,742 SH       Sole                               14,742
VANGUARD INTERMEDIATE TERM CORP BOND
  INDEX FD ETF Total                   ETF      92206C870         206       2,498 SH       Sole                                2,498
VISA INC COM CL A Total                C        92826C839           9          85 SH       Sole                                   85
WISDOMETREE TR HIGH YIELDING EQUITY
  FD Total                             C        92826C839       1,556      36,244 SH       Sole                               36,244
MONTPELIER RE HOLDINGS LTD SHS ISIN
  #BMG621851069 Total                  C        G62185106           1          53 SH       Sole                                   53